FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 25,619	$ 14,923
Bank and other financial charges	10,524	8,823
Interest accretion on discounted lease obligations	3,097	2,650
Interest accretion on discounted provisions	47	153
Foreign exchange (gain) loss	(2,330)	782
Financial expenses, net (note 15(c))	36,957	27,331
Borrowing costs recognised as expense	$ 2,300	$ 1,600